BUSINESS COMBINATIONS - Genius Group's Acquisition of Entrepreneurs Institute (Details) £ in Millions			12 Months Ended
		Aug. 22, 2019 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)	Aug. 30, 2019 USD ($)
BUSINESS COMBINATIONS
Purchase consideration				$ 4,700,000	£ 3.6
Bargain purchase gain	[1]		$ 1,060,794
Entrepreneurs Institute
BUSINESS COMBINATIONS
Voting interest acquired (in percent)						100.00%
Purchase consideration						$ 8,000,000
Ordinary shares issued						6,400,000
Cash						800,000
Non-interest bearing note payable to the seller						800,000
Non-interest bearing note payable to the seller on first anniversary						400,000
Non-interest bearing note payable to the seller on second anniversary						$ 400,000
Matla Game Lodge
BUSINESS COMBINATIONS
Voting interest acquired (in percent)		100.00%
Purchase consideration		$ 1
Bargain purchase gain		$ 1,060,795

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination